Note 9 - Property and Equipment (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Additions to right-of-use assets	$ 6.4	$ 5.9